Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make certain estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates and assumptions.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly-liquid investments with original maturities of three months or less when acquired. Cash equivalents are stated at cost unless they are securities, in which case they are recorded at fair value, which approximates original cost.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities. Our Level 1 assets consisted of money market funds for the periods presented. We had no Level 1 liabilities for the periods presented.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. We had no Level 2 assets or liabilities for the periods presented.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities. We have measured the fair value of certain of our property and equipment using level 3 unobservable inputs. We had no Level 3 liabilities for the periods presented.

Any transfers into and out of levels within the fair value hierarchy will be recognized at the end of the reporting period in which the actual event or change in circumstances that caused the transfer occurs.

The carrying value of cash and cash equivalents, other current assets and prepaid expenses, accounts payable, accrued expenses and other current liabilities approximates fair value due to the short period of time to maturity.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (generally three to five years). Leasehold improvements are stated at cost and depreciated on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful lives of the assets. Construction in progress is not depreciated until the underlying asset is available to be placed in service. Repairs and maintenance costs are charged to expense as incurred.

Impairment of Long-Lived Assets

We evaluate long-lived assets, such as property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Such events or changes in circumstances include, but are not limited to, a significant decrease in the fair value of the underlying asset or asset group, a significant decrease in the benefits realized from the acquired assets, difficulty and delays in integrating the business, or a significant change in the operations of the acquired assets or use of an asset or asset group. A long-lived asset is considered impaired if its carrying amount exceeds the estimated future undiscounted cash flows the asset or asset group is expected to generate. If a long-lived asset is considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the asset exceeds the fair value of the asset or asset group. Determining the fair value of an asset or asset group is highly judgmental in nature and involves the use of significant estimates and assumptions for market participants. We base our fair value estimates on assumptions we believe to be reasonable but that are unpredictable and inherently uncertain. Actual future results may differ from those estimates.

We recognized an impairment charge of 1.2 million on our property and equipment in the condensed consolidated statements of operations for the three and nine months ended September 30, 2018. We did not recognize any impairment loss for the three and nine months ended September 30, 2017.

Clinical Trial Accruals

As part of the process of preparing our condensed consolidated financial statements, we are required to estimate our accrued expenses. Our clinical trial accrual process seeks to account for expenses resulting from our obligations under agreements with clinical sites, clinical research organizations, or CROs, vendors, and consultants in connection with conducting our clinical trials. We account for these expenses according to the progress of each trial as measured by subject enrollment, the timing of various aspects of the trial and if available, information from our service providers. During the course of a clinical trial, we adjust our rate of clinical expense recognition if actual results differ from our estimates. As our understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary, reported amounts that may later be determined to be higher or lower than our estimates for a particular period and adjustments to our research and development expenses may be necessary.

Research and Development

Research and development costs have consisted primarily of employee-related expenses, costs of contractors, clinical trial sites and CROs engaged in the development of ELAD, costs related to our investigation of the mechanism of action of ELAD, expenses associated with obtaining regulatory approvals, and the cost of acquiring and manufacturing clinical trial materials. All research and development costs are expensed as incurred.

Stock-Based Compensation

We measure and recognize compensation expense for all stock-based compensation for employees and directors based on the estimated fair value at the date of grant, and to consultants based on the ongoing estimated fair value. Currently, our stock-based awards consist only of stock options; however, future grants under our equity compensation plan may also consist of shares of restricted stock, restricted stock units, stock appreciation rights, performance awards and performance units. We estimate the fair value of stock options using the Black-Scholes-Merton, or BSM, option pricing model, which requires the use of estimates.

We recognize stock-based compensation cost for employees and directors for ratably vesting stock options on a straight-line basis over the requisite service period of the award. For performance-based stock options to employees and directors, we record stock-based compensation expense only when the performance-based milestone is deemed probable of achievement. We utilize both quantitative and qualitative criteria to judge whether milestones are probable of achievement. If performance-based milestones are later determined not to be probable of achievement, then all previously recorded stock-based compensation expense associated with such options is reversed in the period that we make this determination.

The fair value of options granted to consultants is estimated using the BSM option pricing model and is re-measured at each reporting date with changes in fair value prior to vesting recognized as expense in the condensed consolidated statements of operations across the applicable vesting period. For performance-based stock options held by consultants, we record stock-based compensation expense only when the performance-based milestone is achieved unless there is a performance commitment.

The BSM option pricing model requires the input of highly-subjective assumptions, including the risk-free interest rate, the expected dividend yield of our common stock, the expected volatility of the price of our common stock, and the expected term of the option. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, our stock-based compensation expense could be materially different in the future. These assumptions are estimated as follows:

Risk-free Interest Rate

We base the risk-free interest rate assumption on zero-coupon U.S. treasury instruments appropriate for the expected term of the stock option grants.

Expected Dividend Yield

We base the expected dividend yield assumption on the fact that we have never paid cash dividends and have no present intention to pay cash dividends. Consequently, we used an expected dividend yield of zero.

Expected Volatility

The expected stock price volatility for our common stock is estimated based on volatilities of a peer group of similar publicly-traded, biotechnology companies by taking the average historic price volatility for the peers for a period equivalent to the expected term of the stock option grants. We do not use our average historical price volatility as we have only been a publicly-traded company since April 2014.

Expected Term

The expected term represents the period of time that options are expected to be outstanding. As we do not have sufficient historical experience for determining the expected term of the stock option awards granted, we have determined the expected life assumption for employee and director stock options using the comparable average expected term utilizing those companies in the peer group as noted above. For consultant stock options, we estimate the expected term based on the period we expect each consultant to provide services to us.

Leases

We lease all of our research, manufacturing and office space and enter into various other operating lease agreements in conducting our business. At the inception of each lease, we evaluate the lease agreement to determine whether the lease is an operating or capital lease. Some of our lease agreements may contain renewal options, tenant improvement allowances, rent holidays or rent escalation clauses. When such items are included in a lease agreement, we record a deferred rent asset or liability equal to the difference between the rent expense and future minimum lease payments due. The rent expense related to operating leases is recognized on a straight-line basis in the statements of operations over the term of each lease. In cases where our lessor grants us leasehold improvement allowances that reduce our rent expense, we capitalize the improvements as incurred and recognize deferred rent, which is amortized over the shorter of the lease term or the expected useful life of the improvements.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Accumulated other comprehensive income has been reflected as a separate component of stockholders’ equity in the accompanying condensed consolidated balance sheets.

Foreign Currency Translation and Transactions

The functional currency of each of our subsidiaries in the United Kingdom and China, both of which are currently inactive, is the local currency. Assets and liabilities of the subsidiaries are translated at the rate of exchange at the balance sheet date. Expenses are translated at the average exchange rates in effect during the reporting period. Gains and losses resulting from foreign currency translation are included in accumulated other comprehensive income in the accompanying condensed consolidated balance sheets. Gains and losses resulting from foreign currency transactions are included in the condensed consolidated statements of operations, which to date have not been significant.

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the condensed consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent we believe these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If management determines that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. As of September 30, 2018 and December 31, 2017, we maintained a full valuation allowance against our entire balance of deferred tax assets.

We record uncertain tax positions on the basis of a two-step process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We recognize interest and penalties related to unrecognized tax benefits, if any, within income tax expense, and any accrued interest and penalties are included within the related tax liability line.

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss by the weighted-average number of common shares and, if dilutive, common stock equivalents outstanding for the period determined using the treasury-stock method. Common stock equivalents are comprised of options outstanding under our stock option plan and warrants for the purchase of common stock. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to our net loss position.

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows:

	As of September 30,
	2018	2017
Options to purchase common stock	7,454,266	6,071,707
Warrants to purchase common stock	240,620	240,620

Recently Issued and/or Adopted Accounting Standards

In February 2016, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, No. 2016-02, “Leases,” or ASU 2016-02. ASU 2016-02 will require that lease arrangements longer than 12 months result in an entity recognizing an asset and liability equal to the present value of the lease payments in the statement of financial position. ASU 2016-02 is effective for annual periods beginning after December 15, 2018, and interim periods therein. This standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. We expect to adopt ASU 2016-02 in 2019. The adoption of this guidance is expected to result in a significant increase in the total assets and liabilities reported on our consolidated balance sheets.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows: Restricted Cash,” or ASU 2016-18. ASU 2016-18 provides guidance on the classification of restricted cash in the statements of cash flows. This ASU requires that our statements of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. We adopted this standard in the first quarter of 2018, and the adoption did not have any impact on our condensed consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, “ or ASU 2017-09. The amendments in this update provide guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. We adopted this standard in the first quarter of 2018, and the adoption did not have a significant impact on our condensed consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, “Improvements to Non-employee Share-Based Payment Accounting,” or ASU 2018-07. ASU 2018-07, which simplifies the accounting for non-employee share-based payment transactions, specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. ASU 2018-07 is effective for public business entities for fiscal years beginning after December 15, 2018, and early adoption is permitted. We currently expect to adopt ASU 2018-07 in the first quarter of 2019. We do not expect the adoption of this standard to have a material impact on our condensed consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement—Disclosure Framework,” or ASU 2018-13. ASU 2018-13, modifies the disclosure requirements for fair value measurements. The amendments relate to disclosures regarding unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty and are to be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, and early adoption is permitted.

2.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates and assumptions.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly-liquid investments with original maturities of three months or less when acquired. Cash equivalents are stated at cost unless they are securities, in which case they are recorded at fair value, which approximates original cost.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities. Our Level 1 assets consisted of money market funds for the periods presented. We had no Level 1 liabilities for the periods presented.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. We had no Level 2 assets or liabilities for the periods presented.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities. We had no Level 3 assets or liabilities for the periods presented.

Any transfers into and out of levels within the fair value hierarchy will be recognized at the end of the reporting period in which the actual event or change in circumstances that caused the transfer occurs.

The carrying value of cash and cash equivalents, other current assets and prepaid expenses, accounts payable, accrued expenses, and other current liabilities approximates fair value due to the short period of time to maturity.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (generally three to five years). Leasehold improvements are stated at cost and depreciated on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful lives of the assets. Construction in progress is not depreciated until the underlying asset is available to be placed in service. Repairs and maintenance costs are charged to expense as incurred.

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property and equipment. An impairment loss is recorded if and when events and circumstances indicate that assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. We have not recognized any impairment losses in the years ended December 31, 2017, 2016 or 2015.

Clinical Trial Accruals

As part of the process of preparing our financial statements, we are required to estimate our accrued expenses. Our clinical trial accrual process seeks to account for expenses resulting from our obligations under agreements with clinical sites, clinical research organizations, or CROs, vendors, and consultants in connection with conducting our clinical trials. We account for these expenses according to the progress of each trial as measured by subject enrollment, the timing of various aspects of the trial and if available, information from our service providers. During the course of a clinical trial, we adjust our rate of clinical expense recognition if actual results differ from our estimates. Although we do not expect our estimates to be materially different from amounts actually incurred, our understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary, and could result in us reporting amounts that may later be determined to be higher or lower than our estimates for a particular period and adjustments to our research and development expenses may be necessary in future periods.

Research and Development

Research and development costs consist primarily of employee-related expenses, costs of contractors, clinical trial sites and CROs engaged in the development of ELAD, costs related to our investigation of the mechanism of action of ELAD, expenses associated with obtaining regulatory approvals, and the cost of acquiring and manufacturing clinical trial materials. All research and development costs are expensed as incurred.

Stock-Based Compensation

We measure and recognize compensation expense for all stock-based compensation for employees and directors based on the estimated fair value at the date of grant, and to consultants based on the ongoing estimated fair value. Currently, our stock-based awards consist only of stock options; however, future grants under our equity compensation plan may also consist of shares of restricted stock, restricted stock units, stock appreciation rights, performance awards and performance units. We estimate the fair value of stock options using the Black-Scholes-Merton, or BSM, option pricing model, which requires the use of estimates.

We recognize stock-based compensation cost for employees and directors for ratably vesting stock options on a straight-line basis over the requisite service period of the award. For performance-based stock options to employees and directors, we record stock-based compensation expense only when the performance-based milestone is deemed probable of achievement. We utilize both quantitative and qualitative criteria to judge whether milestones are probable of achievement.

The fair value of options granted to consultants is estimated using the BSM option pricing model and is re-measured at each reporting date with changes in fair value prior to vesting recognized as expense in the consolidated statements of operations across the applicable vesting period. For performance-based stock options to consultants, we record stock-based compensation expense only when the performance-based milestone is achieved unless there is a performance commitment.

Effective in the first quarter of 2017, we began recognizing forfeitures as they occur (see “Recently Issued and/or Adopted Accounting Standards” below). In 2016 and earlier periods, stock-based compensation expense was recognized only for those awards that were ultimately expected to vest. Through 2016, we estimated forfeitures based on an analysis of our historical employee turnover. We revised the forfeiture estimate in subsequent periods if actual forfeitures differed from those estimates. Changes in estimated forfeitures, which were not material, impacted compensation cost in the period in which the change in estimate occurred.

The BSM option pricing model requires the input of highly-subjective assumptions, including the risk-free interest rate, the expected dividend yield of our common stock, the expected volatility of the price of our common stock, and the expected term of the option. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, our stock-based compensation expense could be materially different in the future. These assumptions are estimated as follows:

Risk-free Interest Rate

We base the risk-free interest rate assumption on zero-coupon U.S. treasury instruments appropriate for the expected term of the stock option grants.

Expected Dividend Yield

We base the expected dividend yield assumption on the fact that we have never paid cash dividends and have no present intention to pay cash dividends. Consequently, we used an expected dividend yield of zero.

Expected Volatility

The expected stock price volatility for our common stock is estimated based on volatilities of a peer group of similar publicly-traded, biotechnology companies by taking the average historic price volatility for the peers for a period equivalent to the expected term of the stock option grants. We do not use our average historic price volatility as we have only been a publicly-traded company since April 2014.

Expected Term

The expected term represents the period of time that options are expected to be outstanding. As we do not have sufficient historical experience for determining the expected term of the stock option awards granted, we have determined the expected life assumption for employee and director stock options using the comparable average expected term utilizing those companies in the peer group as noted above. For consultant stock options, we estimate the expected term based on the period we expect each consultant to provide services to us.

Leases

We lease all of our office space and enter into various other operating lease agreements in conducting our business. At the inception of each lease, we evaluate the lease agreement to determine whether the lease is an operating or capital lease. Some of our lease agreements may contain renewal options, tenant improvement allowances, rent holidays or rent escalation clauses. When such items are included in a lease agreement, we record a deferred rent asset or liability equal to the difference between the rent expense and future minimum lease payments due. The rent expense related to operating leases is recognized on a straight-line basis in the statements of operations over the term of each lease. In cases where our lessor grants us leasehold improvement allowances that reduce our rent expense, we capitalize the improvements as incurred and recognize deferred rent, which is amortized over the shorter of the lease term or the expected useful life of the improvements.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Accumulated other comprehensive income has been reflected as a separate component of stockholders’ equity in the accompanying consolidated balance sheets.

Foreign Currency Translation and Transactions

The functional currency of each of our subsidiaries in the United Kingdom and China, both of which are currently inactive, is the local currency. Assets and liabilities of the subsidiaries are translated at the rate of exchange at the balance sheet date. Expenses are translated at the average exchange rates in effect during the reporting period. Gains and losses resulting from foreign currency translation are included in accumulated other comprehensive income in the accompanying consolidated balance sheets. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations, which to date have not been significant.

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent we believe these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If management determines that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. As of December 31, 2017 and 2016, we maintained a full valuation allowance against our entire balance of deferred tax assets.

We record uncertain tax positions on the basis of a two-step process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We recognize interest and penalties related to unrecognized tax benefits, if any, within income tax expense, and any accrued interest and penalties are included within the related tax liability line.

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss by the weighted-average number of common shares and, if dilutive, common stock equivalents outstanding for the period determined using the treasury-stock method. Common stock equivalents are comprised of options outstanding under our stock option plan and warrants for the purchase of common stock. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to our net loss position.

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows:

	As of December 31,
	2017	2016	2015
Options to purchase common stock	6,083,482	4,841,274	3,716,520
Warrants to purchase common stock	240,620	240,620	250,646

Recently Issued and/or Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, No. 2016-02, “Leases,” or ASU 2016-02. ASU 2016-02 will require that lease arrangements longer than 12 months result in an entity recognizing an asset and liability equal to the present value of the lease payments in the statement of financial position. ASU 2016-02 is effective for annual periods beginning after December 15, 2018, and interim periods therein. This standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. We expect to adopt ASU 2016-02 in 2019. The adoption of this guidance is expected to result in a significant increase in the total assets and liabilities reported on our consolidated balance sheets.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Accounting, “ or ASU 2016-09. ASU 2016-09 changes how companies account for certain aspects of share-based payments to employees . The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover employee income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. Effective in the first quarter of 2017, we adopted the provisions of ASU 2016-09 to recognize forfeitures as they occur. Upon the adoption of this standard, we recorded a cumulative-effect adjustment of $50,000 to increase additional paid-in capital and accumulated deficit reversing our estimate of forfeitures as of December 31, 2016.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows: Restricted Cash,” or ASU 2016-18. ASU 2016-18 provides guidance on the classification of restricted cash in the statements of cash flows. This ASU will require that our statements of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this ASU are effective for interim periods beginning after December 15, 2017, with early adoption permitted. We will adopt this standard in 2018, and ASU 2016-18 will not have a significant impact on our consolidated financial statements at the time of adoption.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting,” or ASU 2017-09. The amendments in this update provide guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. The guidance is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. We expect to adopt ASU 2017-09 for fiscal year 2018. The amendments will be applied on a prospective basis to any award modified on or after the adoption date. Consistent with our past practice and ASU 2017-09, we recorded $724,000 for stock option modifications in 2017, including modifications related to the transition of our chief executive officer.